OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2014
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets

Other current assets are comprised of the following:

	February 28,	February 28,
	2014	2013

Deposits on inventory	3,142	2,604
Prepaid expenses	1,759	1,410
VAT receivable (net)	614	720
Deferred financing costs	176	596
Other & miscellaneous receivables	218	747
Total other current assets	5,909	6,077